Asset Retirement Obligations (Details) - Schedule of asset retirement obligations, liabilities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Asset Retirement Obligations Liabilities Abstract
Balance at beginning of period		$ 306
Liabilities acquired	[1]	3,580
Liabilities incurred		706	306
Accretion expense		85
Balance at end of period		$ 4,677	$ 306

[1]	Liabilities acquired relate to asset retirement obligations assumed in the Aria Merger. See “Note 4 — Business Combinations and Reverse Recapitalization.”